Goodwill (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Balance, beginning of period	39,133	39,108
Goodwill acquired	0	25
Other	552	0
Balance, end of period	39,685	39,133